Financial Risk and Capital Management (Tables)	12 Months Ended
Dec. 31, 2022
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Disclosure Financial Assets And Financial Liabilities Continuing To Be Measured At Fair Value
As of December 31, 2022, financial assets and financial liabilities continuing to be measured at fair value are listed as follows in three levels:

	Level 1 RMB	Level 2 RMB	Level 3 RMB	Total RMB
Financial assets
Financial assets at fair value through profit or loss:
— Financial assets at fair value through profit or loss	3,876	—	—	3,876
Derivative financial instruments:
— Derivative financial assets	14,508	6,625	—	21,133
Financial assets at fair value through other comprehensive income:
— Bills receivable	—	—	4,376	4,376
— Other Investments	623	—	320	943

	19,007	6,625	4,696	30,328

Financial liabilities
Financial liabilities at fair value through profit or loss
— Financial liabilities at fair value through profit or loss	1,698	—	—	1,698
Derivative financial instruments:
— Derivative financial liabilities	983	10,163	—	11,146

	2,681	10,163	—	12,844

As of December 31, 2021, financial assets and financial liabilities continuing to be measured at fair value are listed as follows in three levels:

	Level 1 RMB	Level 2 RMB	Level 3 RMB	Total RMB
Financial assets
Derivative financial instruments:
— Derivative financial assets	2,625	1,288	—	3,913
Financial assets at fair value through other comprehensive income:
— Bills receivable	—	—	3,975	3,975
— Other Investments	905	—	263	1,168

	3,530	1,288	4,238	9,056

Financial liabilities
Derivative financial instruments:
— Derivative financial liabilities	726	3,155	—	3,881

	726	3,155	—	3,881